Summary of Stock Option Activity (Details) - $ / shares						12 Months Ended
		Jun. 30, 2023	Feb. 28, 2023	Nov. 22, 2022	Mar. 18, 2022	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Granted		42,635	38,026	232,816	4,343,017
Weighted Average Exercise Price, Granted					$ 8.82
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						5 years 3 months 10 days
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Common stock options, outstanding at Beginning balance						6,199,521
Weighted Average Exercise Price, outstanding at Beginning balance						$ 15.26
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						4 years 5 months 4 days	8 years 2 months 12 days
Number of Shares, Granted						287,993
Weighted Average Exercise Price, Granted						$ 4.22
Number of Shares, Exercised						(6,927)
Weighted Average Exercise Price, Exercised						$ 8.82
Number of Shares, Forfeited						(449,333)
Weighted Average Exercise Price, Forfeited						$ 9.70
Number of Shares, Expired						(579,286)
Weighted Average Exercise Price, Expired						$ 9.38
Number of Shares Common stock options, outstanding at Ending balance						5,451,968	6,199,521
Weighted Average Exercise Price, outstanding at Ending balance						$ 9.56	$ 15.26
Number of Shares Common stock options, exercisable at Ending balance						4,049,393
Weighted Average Exercise Price, exercisable at Ending balance						$ 9.64
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						5 years 21 days
Number of Shares Common stock options, not vested at Ending balance						1,402,575
Number of Shares Common stock options, available for future grants at Ending balance	[1]					542,847

[1]	Common stock available for future issuance under the 2022 Plan represent